Consolidated Statements of Earnings (Loss) (unaudited) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019 [1]
Revenues
Gross Sales	$ 48,811	$ 13,914	$ 21,715
Less: Royalties	2,454	371	1,173
Revenues	46,357	13,543	20,542
Expenses
Purchased Product	23,481	5,681	8,789
Transportation and Blending	7,883	4,728	5,184
Operating	4,716	1,955	2,088
(Gain) Loss on Risk Management	995	308	156
Depreciation, Depletion and Amortization	5,886	3,464	2,249
Exploration Expense	18	91	82
General and Administrative	849	292	331
Finance Costs	1,082	536	511
Interest Income	(23)	(9)	(12)
Integration Costs	349	29	0
Foreign Exchange (Gain) Loss, Net	(174)	(181)	(404)
Re-measurement of Contingent Payment	575	(80)	164
(Gain) Loss on Divestiture of Assets	(229)	(81)	(2)
Other (Income) Loss, Net	(309)	40	9
(Income) Loss From Equity-Accounted Affiliates	(57)	0	0
Earnings (Loss) Before Income Tax	1,315	(3,230)	1,397
Income Tax Expense (Recovery)	728	(851)	(797)
Net Earnings (Loss)	$ 587	$ (2,379)	$ 2,194
Net Earnings (Loss) Per Common Share ($)
Net Earnings (Loss) Per Share — Basic (CAD per share)	$ 0.27	$ (1.94)	$ 1.78
Net Earnings (Loss) Per Share — Diluted (CAD per share)	$ 0.27	$ (1.94)	$ 1.78

[1]	See Note 3(w) for revisions to comparative results.